Pensions - Movements in Net Defined Benefit Liability (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (511,651)	$ (480,107)	$ (520,765)
Current service cost	(237)	(263)	(332)
Interest (expense) income	(2,492)	(4,664)	(6,339)
Total	(514,380)	(485,034)	(527,436)
Return on plan assets (excluding amounts included in interest income or expense)	5,613	12,568	12,601
Impact on changes in demographic assumptions	(20,022)
Financial assumption movement effect	23,757	(57,180)	(27,993)
Experience adjustments	(24,347)	(7,378)	36,308
Gain (loss) on remeasurement, net defined benefit liability (asset)	(14,999)	(51,990)	20,916
Pension fund contribution	26,091	25,373	26,413
Ending balance	(503,288)	(511,651)	(480,107)
Present Value of Defined Benefit Obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(943,391)	(901,159)	(910,081)
Current service cost	(237)	(263)	(332)
Interest (expense) income	(4,629)	(8,835)	(11,170)
Total	(948,257)	(910,257)	(921,583)
Impact on changes in demographic assumptions	(20,022)
Financial assumption movement effect	23,757	(57,180)	(27,993)
Experience adjustments	(24,347)	(7,378)	36,308
Gain (loss) on remeasurement, net defined benefit liability (asset)	(20,612)	(64,558)	8,315
Paid pension	9,192	31,424	12,109
Ending balance	(959,677)	(943,391)	(901,159)
Fair Value of Plan Assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	431,740	421,052	389,316
Interest (expense) income	2,137	4,171	4,831
Total	433,877	425,223	394,147
Return on plan assets (excluding amounts included in interest income or expense)	5,613	12,568	12,601
Gain (loss) on remeasurement, net defined benefit liability (asset)	5,613	12,568	12,601
Pension fund contribution	26,091	25,373	26,413
Paid pension	(9,192)	(31,424)	(12,109)
Ending balance	$ 456,389	$ 431,740	$ 421,052